28. Segment information (Details - By Product) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenues	$ 97,883	$ 125,582	$ 121,520
PV Components [Member]
Revenue from External Customer [Line Items]
Revenues	80,941	93,547	111,795
Pre-development Solar Projects [Member]
Revenue from External Customer [Line Items]
Revenues	(2,835)	15,794	0
PV project assets [Member]
Revenue from External Customer [Line Items]
Revenues	9,563	10,809	6,042
Electricity Revenue with PPA's [Member]
Revenue from External Customer [Line Items]
Revenues	3,368	3,043	2,793
Bitcoin Mining [Member]
Revenue from External Customer [Line Items]
Revenues	4,197	1,052	0
Hays and Other Sales [Member]
Revenue from External Customer [Line Items]
Revenues	$ 2,649	$ 1,337	$ 890